Notes to the statement of financial position - Pension provisions and other post-retirement benefits schedule (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subclassifications of assets, liabilities and equities [abstract]
At the beginning of the period	€ 54,736	€ 44,994
Actuarial (gain)/ loss	(593)	10,574
Net pension expense	2,178	243	€ 840
Net (contribution)/return into/from plan assets	450	(880)
Net benefits paid	(2,137)	(827)
Exchange difference	(110)	632
At the end of the period	€ 54,524	€ 54,736	€ 44,994